DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE INSTRUMENTS
Schedule of fair value of outstanding derivative instruments

The fair value of the Group’s outstanding derivative instruments and the effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the years ended December 31, 2022 and December 31, 2021, are summarized below:

Foreign exchange forward		December 31,
and options contracts	Balance sheet	2022	2021

Fair value of foreign exchange forward and options	Other payables and accrued expenses	$(5,143)	$—
Fair value of foreign exchange forward and options	“Other receivables and prepaid expenses”	$—	$812

Gains (loss) recognized in other comprehensive income	“Other comprehensive income (loss)”	$(4,577)	$719

Schedule of cash flow hedging relationship on income

		Year Ended
Foreign exchange forward	Comprehensive	December 31,
and options contracts	Income (loss)	2022	2021
Comprehensive income (loss) from derivatives before reclassifications	“Other comprehensive income (loss)”	$(8,979)	$1,538

Loss reclassified from accumulated other comprehensive income (loss)	“Operating expenses (income)”	$3,683	$(2,138)